Accounting Standards, Amendments and Interpretations	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about Accounting Standards, Amendments and Interpretations [Abstract]
Accounting Standards, Amendments and Interpretations [Text Block]

5. Accounting Standards, Amendments and Interpretations

New Standards, Amendments and Interpretations Effective for the first time

There were no new standards, interpretations and amendments effective from January 1, 2022 that had a material impact on these consolidated financial statements.

New Standards, Amendments and Interpretations Not Yet Effective

Certain pronouncements were issued by the IASB or the IFRS Interpretations Committee that are not mandatory until accounting periods beginning on or after January 1, 2022. They have not been early adopted in these consolidated financial statements, and are expected to affect the Company in the period of initial application. The Company intends to apply these standards from application date as indicated below:

IAS 1 - Classification of liabilities as current or non-current

IAS 1 has been revised to i) clarify that the classification of liabilities as current or non-current should be based on rights that are in existence at the end of the reporting period and align the wording in all affected paragraphs to refer to the "right" to defer settlement by at least 12 months and make explicit that only rights in place "at the end of the reporting period" should affect the classification of a liability; ii) clarify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability; and iii) make clear that settlement refers to the transfer to the counterparty of cash, equity instrument. The amendments are effective for the reporting periods beginning on or after January 1, 2023 and are to be applied retrospectively.

The Company is currently evaluating the impact this standard is expected to have on its future consolidated financial statements.

There are no other IFRS or IFRIC Interpretations that are not yet effective that would be expected to have a material impact on the Company.